Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$193,185,467.64	0.8117036	$156,611,576.32	0.6580318	$36,573,891.32
Class A-2 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,205,835,467.64	0.9641670	$1,169,261,576.32	0.9349231	$36,573,891.32

Weighted Avg. Coupon (WAC)	3.22%		3.21%
Weighted Avg. Remaining Maturity (WARM)	55.85		54.91
Pool Receivables Balance	$1,257,911,678.48		$1,222,479,027.52
Remaining Number of Receivables	70,771		70,004

Adjusted Pool Balance	$1,219,022,187.87		$1,184,959,866.37

III. COLLECTIONS

Principal:
Principal Collections	$35,250,718.31
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$9,800.00
Total Principal Collections	$35,260,518.31

Interest:
Interest Collections	$3,272,100.57
Late Fees & Other Charges	$38,787.85
Interest on Repurchase Principal	$-
Total Interest Collections	$3,310,888.42

Collection Account Interest	$2,333.39
Reserve Account Interest	$206.14
Servicer Advances	$-

Total Collections	$38,573,946.26

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$38,573,946.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,573,946.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,048,259.73	$-	$1,048,259.73	$1,048,259.73
Collection Account Interest					$2,333.39
Late Fees & Other Charges					$38,787.85
Total due to Servicer					$1,089,380.97

2. Class A Noteholders Interest:
Class A-1 Notes		$34,773.38		$34,773.38
Class A-2 Notes		$226,666.67		$226,666.67
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$757,835.97		$757,835.97	$757,835.97

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$36,573,891.32

9. Regular Principal Distribution Amount:					$36,573,891.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$36,573,891.32
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$39,777,296.46		$36,573,891.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$39,777,296.46		$36,573,891.32

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$38,889,490.61
Beginning Period Amount	$38,889,490.61
Current Period Amortization	$1,370,329.46
Ending Period Required Amount	$37,519,161.15
Ending Period Amount	$37,519,161.15
Next Distribution Date Required Amount	$36,172,462.38

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$ 13,186,720.23	$ 15,698,290.05	$ 18,901,695.19
Overcollateralization as a % of Original Adjusted Pool		1.05%	1.25%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.08%	1.32%	1.60%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.67%	69,771	99.61%	$1,217,721,319.95
30 - 60 Days	0.27%	188	0.31%	$3,825,652.75
61 - 90 Days	0.06%	40	0.07%	$852,721.37
91 + Days	0.01%	5	0.01%	$79,333.45
		70,004		$1,222,479,027.52
Total
Delinquent Receivables 61 + days past due	0.06%	45	0.08%	$932,054.82
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.03%	18	0.03%	$428,579.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.04%		0.06%

Repossession in Current Period		11		$304,096.75
Repossession Inventory		17		$304,096.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$181,932.65
Recoveries				$(9,800.00)
Net Charge-offs for Current Period				$172,132.65

Beginning Pool Balance for Current Period				$1,257,911,678.48

Net Loss Ratio				0.16%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$171,571.37
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$2,485,180.94
Number of Extensions				103